Issued Capital (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Issued capital [abstract]
Schedule of Equity Issued Capital

	Consolidated
	31 Dec 2023	31 Dec 2023	30 June 2023	30 Jun 2023
	Shares	A$	Shares	A$

Issued capital	210,889,961	1490,346,415	210,889,961	149,346,415
Share issue costs	-	(6,359,744)		(6,359,744)

	210,889,961	142,986,671	210,889,961	142,986,671

	Consolidated
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	Shares	Shares	A$	A$

Issued capital	210,889,961	180,202,285	149,346,415	130,246,297
Share issue costs	-	-	(6,359,744)	(4,533,038)

	210,889,961	180,202,285	142,986,671	125,713,259

Schedule of Ordinary Share Issued and Fully Paid

	Dec 2023	Dec 2023	June 2023	June 2023
Ordinary share - issued and fully paid	No	A$	No	A$

At the beginning of the period	210,889,961	142,986,671	180,202,285	125,713,259
- Contributions of equity	-	-	27,228,501	19,059,988
- Shares issued on conversion of options	-	-	100,185	40,130
- Shares issued on conversion of cashless options	-	-	3,358,990	-
- Share issue costs - share based payments	-	-	-	(636,670)
- Share issue costs - cash payments	-	-	-	(1,190,036)

Closing balance	210,889,961	142,986,671	210,889,961	142,986,671

	June 2023	June 2023	June 2022	June 2022
Ordinary share - issued and fully paid	No	A$	No	A$

At the beginning of the period	180,202,285	125,713,259	1,680,946,647	114,922,698
- Contributions of equity	27,228,501	19,059,988	109,090,910	12,000,000
- Shares issued on conversion of options	100,185	40,130	-	-
- Shares issued on conversion of conversion of cashless options	3,358,990	-	-	-
- Share buy back	-	-	-	-
- Performance rights exercised Note 26	-	-	12,000,000	312,000
- Consolidation of shares adjustment (a)	-	-	(1,621,835,272)	-
- Share issue costs - share based payments note 25	-	(636,670)	-	(732,000)
- Share issue costs - cash payments	-	(1,190,036)	-	(789,439)

Closing balance	210,889,961	142,986,671	180,202,285	125,713,259

(a)	On the 29 November 2021 the company completed share consolidation on a 10:1 basis